Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Deposits from banks and customers		£ 5,269
Fair value of other debt securities in issue difference, percentage	2.00%	1.40%
Home loans [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections	1.20%	2.50%
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections	1.30%	1.00%
Derivatives [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets (liabilities) held at end of reporting period	£ 1,023
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3 of fair value hierarchy, Assets (liabilities)	721
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	109	£ 179
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	34	29
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	104	37
Level 3 of fair value hierarchy [member] | Derivatives [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	950
Level 3 of fair value hierarchy [member] | Brokered certificates of deposit [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits from banks and customers	4,070	3,905
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	391	475
Exit price adjustments derived from market bid-offer spreads [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	84
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	45	82
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	37
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member] | Scaling factor [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	138	(246)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	103	237
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	134
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member] | Recovery assumptions in CDS levels [Member]
Disclosure of detailed information about financial instruments [line items]
Potential increase (decrease) in fair value adjustments of derivatives	50	95
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(131)	(242)
Derivative debit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	111
Top of range [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	763	1,307
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	984	1,445
Loans to government [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets (liabilities) held at end of reporting period	3,807
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		£ 2,340
Non-asset-backed loans [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of assets representing continuing involvement in derecognised financial assets	£ 2,284
Education, Social Housing, and Local Authority Porfolio [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	99.00%
Education, Social Housing, and Local Authority Porfolio [Member] | Bottom of range [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	0.30%	0.30%
Education, Social Housing, and Local Authority Porfolio [Member] | Top of range [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	5.96%	14.95%
Education, Social Housing, and Local Authority Porfolio [Member] | Top of range [member] | Majority of loan spreads [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	2.00%	2.00%
Deposits from banks and customers [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	£ 34,163